UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 86.3%
Brazil - 4.0%
Ambev	14,000		72,400
B3 - Brasil Bolsa Balcao	4,650		29,474
Banco Santander Brasil	200		1,944
BB Seguridade Participacoes	3,200		20,880
CCR	3,900		10,942
Centrais Eletricas Brasileiras	1,100	[a]	5,061
Cia de Saneamento Basico do Estado de
Sao Paulo	2,100		13,988
Cia Siderurgica Nacional	10,900	[a]	26,660
Cosan	3,400		33,399
CPFL Energia	943		5,465
EDP - Energias do Brasil	2,400		8,728
Embraer	3,300		16,925
Engie Brasil Energia	1,000		9,962
Equatorial Energia	600		9,791
Fibria Celulose	1,500		29,574
Hypera	400		2,957
IRB Brasil Resseguros	900		12,805
JBS	20,500		49,266
Klabin	300		1,615
Kroton Educacional	2,200		6,624
Localiza Rent a Car	1,575		9,966
Lojas Renner	1,540		12,670
M Dias Branco	300		3,067
Multiplan Empreendimentos
Imobiliarios	300		1,605
Natura Cosmeticos	1,700		13,180
OdontoPrev	1,000		3,552
Petrobras Distribuidora	3,400		17,655
Petroleo Brasileiro	30,300		177,119
Porto Seguro	800		10,572
Qualicorp	1,100		5,876
Raia Drogasil	400		7,925
Sul America	3,307		19,446
Suzano Papel e Celulose	1,100		13,057
Tim Participacoes	2,400		7,929
Vale	9,600		140,267
WEG	1,430		7,052
			819,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
Chile - 1.5%
AES Gener	12,585		3,342
Aguas Andinas, Cl. A	12,449		7,262
Banco de Chile	72,263		11,296
Banco de Credito e Inversiones	48		3,326
Banco Santander Chile	204,192		16,774
Cencosud	12,964		35,553
Colbun	46,936		10,451
Empresas CMPC	3,406		13,802
Empresas COPEC	2,222		35,702
Enel Americas	497,857		87,948
Enel Chile	310,602		32,914
LATAM Airlines Group	1,438		16,288
SACI Falabella	2,095		19,509
			294,167
China - 20.4%
3SBio	500	[b]	1,068
58.com, ADR	50	[a]	3,363
AAC Technologies Holdings	800		10,250
Agile Property Holdings	12,000		18,432
Agricultural Bank of China, Cl. H	154,300		74,677
Air China, Cl. H	10,000		9,215
Alibaba Group Holding, ADR	400	[a]	74,892
Aluminum Corporation of China, Cl. H	40,300	[a]	18,556
Angang Steel	10,000		10,596
Anhui Conch Cement, Cl. H	7,000		44,793
ANTA Sports Products	3,200		16,338
AviChina Industry & Technology, Cl. H	5,600		3,448
BAIC Motor	19,000	[b]	15,821
Baidu, ADR	220	[a]	54,380
Bank of China, Cl. H	65,200		30,561
Bank of Communications, Cl. H	49,200		35,470
Beijing Capital International Airport, Cl.
H	3,600		4,116
BYD, Cl. H	2,200		12,481
CGN Power, Cl. H	14,800	[b]	3,921
China Cinda Asset Management, Cl. H	22,800		6,403
China CITIC Bank, Cl. H	56,000		35,876
China Coal Energy, Cl. H	24,000		10,076
China Communications Construction, Cl.
H	87,800		96,955
China Communications Services, Cl. H	22,500		14,198
China Conch Venture Holdings	500		1,884
China Construction Bank, Cl. H	475,400		430,487
China Everbright Bank, Cl. H	10,000		4,382

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
China - 20.4% (continued)
China Evergrande Group	8,000	[a]	22,175
China Huarong Asset Management, Cl. H	17,200	[b]	4,393
China Huishan Dairy Holdings	1,900	[a,c]	1
China Life Insurance, Cl. H	51,000		127,191
China Longyuan Power Group, Cl. H	21,500		20,105
China Medical System Holdings	1,200		2,058
China Merchants Bank, Cl. H	11,900		46,445
China National Building Material, Cl. H	62,600		68,270
China Pacific Insurance Group, Cl. H	17,400		67,811
China Petroleum & Chemical, Cl. H	433,300		416,131
China Railway Construction, Cl. H	36,200		43,789
China Railway Group, Cl. H	90,200		78,240
China Resources Pharmaceutical Group	11,500	[b]	16,742
China Shenhua Energy, Cl. H	32,000		72,136
China Southern Airlines, Cl. H	21,300		15,074
China Telecom, Cl. H	90,000		42,444
China Vanke, Cl. H	10,800		34,452
Chongqing Changan Automobile, Cl. B	2,400		2,099
Chongqing Rural Commercial Bank, Cl. H	9,200		5,629
CIFI Holdings Group	14,000		9,093
CNOOC	151,000		253,093
COSCO SHIPPING Holdings, Cl. H	26,500	[a]	11,105
Country Garden Holdings	25,100		38,868
Country Garden Services Holdings	2,885	[a]	4,712
CRRC, Cl. H	9,600		8,431
CSPC Pharmaceutical Group	5,500		14,443
Datang International Power Generation,
Cl. H	82,000		23,763
Dongfeng Motor Group, Cl. H	11,500		11,552
ENN Energy Holdings	3,900		39,735
Fosun International	3,400		6,231
Fuyao Glass Industry Group, Cl. H	400	[b]	1,453
Geely Automobile Holdings	6,900		15,815
GF Securities, Cl. H	1,100		1,544
GOME Retail Holdings	67,200	[a]	7,120
Great Wall Motor, Cl. H	15,500		11,115
Greentown China Holdings	7,000		8,237
Guangzhou Automobile Group, Cl. H	12,880		12,111
Guangzhou R&F Properties, Cl. H	10,100		18,214
Haitian International Holdings	1,800		4,270
Hengan International Group	4,000		35,587
Huaneng Power International, Cl. H	48,700		36,669
Huaneng Renewables, Cl. H	20,100		7,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
China - 20.4% (continued)
Industrial & Commercial Bank of China,
Cl. H	429,100		317,519
Inner Mongolia Yitai Coal, Cl. B	15,700		20,725
Jiangsu Expressway, Cl. H	6,700		8,142
Jiangxi Copper, Cl. H	13,400		16,946
Kingsoft	600		1,459
Legend Holdings, Cl. H	4,700	[b]	14,048
Lenovo Group	116,000		64,271
Longfor Group Holdings	8,200		23,145
Metallurgical Corp of China	76,000		22,322
New Oriental Education & Technology
Group, ADR	100		8,604
People's Insurance Company Group of
China, Cl. H	58,900		26,254
PetroChina, Cl. H	198,000		150,220
PICC Property & Casualty, Cl. H	49,950		56,297
Ping An Insurance Group Company of
China, Cl. H	19,200		178,031
Semiconductor Manufacturing
International	4,510	[a]	5,453
Shanghai Electric Group, Cl. H	12,200		4,093
Shanghai Fosun Pharmaceutical Group,
Cl. H	500		2,393
Shanghai Lujiazui Finance & Trade Zone
Development, Cl. B	1,880		2,630
Shanghai Pharmaceuticals Holding, Cl. H	5,700		15,149
Shenzhou International Group Holdings	1,600		19,688
Shui On Land	38,500		9,006
SINA	50	[a]	4,024
Sino-Ocean Group Holding	34,500		19,527
Sinopec Engineering Group, Cl. H	3,400		3,473
Sinopec Shanghai Petrochemical, Cl. H	30,900		18,714
Sinopharm Group, Cl. H	5,600		23,772
Sinotrans, Cl. H	14,900		6,889
SOHO China	20,000		9,423
Sunac China Holdings	4,600		15,021
Sunny Optical Technology Group	1,000		16,587
Tencent Holdings	3,800		172,762
Tingyi Holding	14,000		32,360
TravelSky Technology, Cl. H	1,800		5,116
Vipshop Holdings, ADR	1,100	[a]	10,615
Want Want China Holdings	25,200		20,831
Weichai Power, Cl. H	24,400		29,965
Yanzhou Coal Mining, Cl. H	13,000		16,253
Yum China Holdings	1,000		36,080

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
China - 20.4% (continued)
YY, ADR	50	[a]	4,662
Zhejiang Expressway, Cl. H	7,700		6,541
Zhongsheng Group Holdings	4,000		9,111
Zhuzhou CRRC Times Electric, Cl. H	600		3,603
Zijin Mining Group, Cl. H	42,200		15,635
ZTE, Cl. H	3,200	[a]	5,503
			4,161,360
Colombia - .5%
Cementos Argos	669		2,129
Corporacion Financiera Colombiana	178	[a]	1,461
Ecopetrol	66,592		70,727
Grupo Argos	1,015		6,812
Grupo de Inversiones Suramericana	575		7,181
Interconexion Electrica	2,689		13,210
			101,520
Czech Republic - .4%
CEZ	973		25,529
Komercni banka	348		15,106
Moneta Money Bank	10,218	[b]	35,040
O2 Czech Republic	1,210		14,322
			89,997
Egypt - .1%
Commercial International Bank Egypt	1,834		8,719
Global Telecom Holding	29,733	[a]	6,965
Talaat Moustafa Group	1,540		968
			16,652
Greece - .2%
Eurobank Ergasias	2,148	[a]	2,229
FF Group	119	[a,c]	601
Hellenic Telecommunications
Organization	883		11,461
JUMBO	387		6,201
OPAP	996		11,118
Titan Cement	92		2,232
			33,842
Hong Kong - 3.8%
Beijing Enterprises Holdings	1,800		8,764
Beijing Enterprises Water Group	8,600	[a]	4,703
Brilliance China Automotive Holdings	1,200		1,571
China Agri-Industries Holdings	29,000		11,489
China Everbright	2,400		4,242
China Everbright International	2,400		2,930
China Gas Holdings	4,300		17,442
China Jinmao Holdings Group	34,000		16,392

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
Hong Kong - 3.8% (continued)
China Mengniu Dairy	3,800	[a]	11,820
China Mobile	34,600		312,923
China Power International Development	18,700		4,653
China Resources Cement Holdings	10,000		11,462
China Resources Gas Group	2,400		11,389
China Resources Land	8,000		29,358
China Resources Power Holdings	20,500		39,536
China State Construction International
Holdings	1,900		2,269
China Taiping Insurance Holdings	9,900		34,001
CITIC	41,000		57,994
COSCO SHIPPING Ports	3,800		3,577
Far East Horizon	2,900		2,794
GCL-Poly Energy Holdings	118,000	[a]	10,370
Guangdong Investment	15,300		26,352
Haier Electronics Group	4,900	[a]	14,293
Kingboard Chemical Holdings	4,500		15,743
Kunlun Energy	24,000		20,779
Lee & Man Paper Manufacturing	10,000		9,748
Nine Dragons Paper Holdings	9,700		12,027
Shanghai Industrial Holdings	3,800		8,858
Shimao Property Holdings	11,400		32,303
Sino Biopharmaceutical	11,250		15,458
Sun Art Retail Group	10,400		13,248
Yuexiu Property	50,000		9,488
			777,976
Hungary - .3%
MOL Hungarian Oil & Gas	3,841		37,712
OTP Bank	550		20,705
Richter Gedeon	369		6,675
			65,092
Indonesia - 1.3%
Adaro Energy	102,500		13,564
Astra International	102,000		50,687
Bank Central Asia	15,700		25,340
Bank Danamon Indonesia	9,800		4,469
Bank Mandiri	27,100		12,498
Bank Negara Indonesia	19,400		9,968
Bank Rakyat Indonesia	115,000		24,461
Charoen Pokphand Indonesia	16,300		5,118
Gudang Garam	1,200		6,263
Hanjaya Mandala Sampoerna	16,200		4,325
Indah Kiat Pulp & Paper	7,300		9,734
Indocement Tunggal Prakarsa	4,100		4,030

Description	Shares	Value ($)
Common Stocks - 86.3% (continued)
Indonesia - 1.3% (continued)
Indofood CBP Sukses Makmur	5,400	3,269
Indofood Sukses	11,400	5,031
Jasa Marga	7,700	2,509
Kalbe Farma	40,500	3,641
Matahari Department Store	3,300	1,839
Media Nusantara Citra	10,600	726
Pakuwon Jati	14,100	504
Perusahaan Gas Negara	80,600	9,537
Surya Citra Media	8,600	1,225
Telekomunikasi Indonesia	158,500	39,153
Tower Bersama Infrastructure	8,100	2,951
Unilever Indonesia	2,900	8,716
United Tractors	7,200	17,645
Waskita Karya	6,900	1,017
		268,220
Malaysia - 1.5%
AirAsia	11,000	9,766
Astro Malaysia Holdings	6,300	2,838
Berjaya Sports Toto	7,497	4,361
British American Tobacco Malaysia	600	5,061
CIMB Group Holdings	6,700	9,810
Dialog Group	2,300	1,881
DiGi.Com	24,400	27,334
FGV Holdings	4,400	1,874
Genting	11,800	25,410
Genting Malaysia	4,800	5,981
HAP Seng Consolidated	600	1,446
IOI	12,300	14,052
IOI Properties Group	1,500	704
Kuala Lumpur Kepong	1,300	7,932
Malayan Banking	8,600	20,763
Malaysia Airports Holdings	900	2,060
Maxis	11,800	16,811
Petronas Chemicals Group	12,400	27,253
Petronas Dagangan	800	5,311
Petronas Gas	3,800	17,537
Public Bank	7,700	45,587
Sime Darby	4,900	3,038
Sime Darby Plantation	4,900	6,330
Sime Darby Property	4,900	1,617
Tenaga Nasional	8,900	34,409
Westports Holdings	2,000	1,821
YTL	17,442	5,796
		306,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
Mexico - 3.9%
Alfa, Cl. A	28,700		39,082
America Movil, Ser. L	343,700		294,135
Arca Continental	800		5,312
Banco Santander Mexico, Cl. B	9,300		15,683
Cemex	100,448	[a]	75,022
El Puerto de Liverpool, Ser. C1	240		1,789
Fibra Uno Administracion	1,900		2,744
Fomento Economico Mexicano	4,400		43,224
Gentera	3,800		4,102
Gruma, Cl. B	930		12,021
Grupo Aeroportuario del Pacifico, Cl. B	1,400		13,243
Grupo Aeroportuario del Sureste, Cl. B	430		7,680
Grupo Bimbo, Ser. A	4,900		10,495
Grupo Carso, Ser. A1	900		3,747
Grupo Financiero Banorte, Cl. O	6,800		47,431
Grupo Lala	1,100		1,170
Grupo Mexico, Ser. B	21,600		67,995
Industrias Penoles	755		12,801
Infraestructura Energetica Nova	500		2,447
Kimberly-Clark de Mexico, Cl. A	6,500		11,969
Mexichem	9,947		34,808
OHL Mexico	4,000		5,707
Promotora y Operadora de
Infraestructura	345		3,564
Wal-Mart de Mexico	28,600		83,493
			799,664
Peru - .4%
Credicorp	250		57,193
Southern Copper	400		19,744
			76,937
Philippines - .6%
Aboitiz Power	3,200		2,243
Ayala	570		10,721
Ayala Land	6,500		5,002
Bank of the Philippine Islands	510		942
BDO Unibank	1,100		2,732
DMCI Holdings	16,450		3,657
Energy Development	32,900	[a]	3,151
Globe Telecom	320		11,003
GT Capital Holdings	176		3,215
International Container Terminal
Services	960		1,608
JG Summit Holdings	5,070		5,349
Jollibee Foods	540		2,744

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
Philippines - .6% (continued)
Manila Electric Co.	2,570		18,422
Megaworld	13,400		1,172
Metro Pacific Investments	21,100		1,874
PLDT	975		24,519
Robinsons Land	1,400		517
SM Investments	655		11,720
SM Prime Holdings	5,500		3,914
Universal Robina	950		2,287
			116,792
Poland - 1.3%
Bank Millennium	1,480	[a]	3,733
Bank Polska Kasa Opieki	966		29,562
Bank Zachodni	71		7,128
CCC	22		1,355
Eurocash	444		2,249
Grupa Lotos	581		10,380
Jastrzebska Spolka Weglowa	257	[a]	5,561
mBank	24		2,808
Orange Polska	11,636	[a]	15,855
PGE	8,701	[a]	23,428
Polski Koncern Naftowy ORLEN	2,787		70,770
Powszechna Kasa Oszczednosci Bank
Polski	2,596	[a]	29,635
Powszechny Zaklad Ubezpieczen	5,419		62,293
Tauron Polska Energia	12,720	[a]	7,830
			272,587
Qatar - .5%
Barwa Real Estate	230		2,294
Ezdan Holding Group	1,010	[a]	2,519
Industries Qatar	1,019		34,857
Masraf Al Rayan	2,279		24,263
Ooredoo	1,048		20,217
Qatar Electricity & Water	93		4,855
Qatar Gas Transport	1,261		5,821
Qatar Insurance	106		1,057
			95,883
Romania - .0%
NEPI Rockcastle	55		510
Russia - 7.0%
Alrosa	28,200		43,892
Gazprom	156,190		359,540
Inter RAO UES	370,200		24,548
LUKOIL	6,669		475,018
Magnitogorsk Iron & Steel Works	19,400		14,367

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
Russia - 7.0% (continued)
Mobile TeleSystems	6,000		25,306
Mobile TeleSystems, ADR	7,700		67,529
Moscow Exchange MICEX-RTS	3,260		5,375
Novatek, GDR	171		27,224
Novolipetsk Steel	9,370		24,349
PhosAgro, GDR	435		5,743
Polyus	398		28,473
Rostelecom	3,380		3,804
RusHydro	538,400		5,850
Sberbank of Russia	29,200		100,452
Severstal	2,540		41,503
Sistema, GDR	2,772		7,835
Surgutneftegas	36,000		16,707
Tatneft	9,670		111,615
X5 Retail Group	1,030		27,683
			1,416,813
South Africa - 4.0%
Absa Group	5,340		69,819
Anglo American Platinum	97		2,987
AngloGold Ashanti	2,567		22,510
Aspen Pharmacare Holdings	686		13,342
Bid Corp	1,533		30,701
Bidvest Group	2,261		32,159
Capitec Bank Holdings	40		2,891
Clicks Group	1,176		17,258
Coronation Fund Managers	1,076		4,865
Exxaro Resources	1,018		10,063
FirstRand	14,517		76,525
Growthpoint Properties	2,134		4,243
Hyprop Investments	633		4,936
Impala Platinum Holdings	1,295	[a]	1,921
Imperial Holdings	2,122		34,448
Investec	1,094		7,905
Kumba Iron Ore	750		16,592
Liberty Holdings	442		3,887
Life Healthcare Group Holdings	3,147		5,736
Massmart Holdings	900		8,084
Mr Price Group	1,280		22,895
Naspers, Cl. N	59		14,523
Nedbank Group	1,436		29,796
Pick n Pay Stores	2,841		16,071
Pioneer Foods Group	322		2,837
PSG Group	50		886
Rand Merchant Investment Holdings	1,549		4,695

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
South Africa - 4.0% (continued)
Redefine Properties	5,501		4,441
Remgro	628		10,364
Resilient REIT	82		322
RMB Holdings	995		6,234
Sanlam	11,770		68,282
Sappi	4,026		28,726
SPAR Group	1,231		17,928
Standard Bank Group	7,771		120,288
Steinhoff International Holdings	7,351	[a]	1,390
Telkom	4,108		15,719
The Foschini Group	968		12,674
Tiger Brands	464		12,332
Truworths International	1,558		9,730
Tsogo Sun Holdings	2,137		3,536
Vodacom Group	3,210		34,217
			808,758
South Korea - 18.8%
Amorepacific	29		6,940
AMOREPACIFIC Group	82		7,028
BGF	38		323
BGF retail	20		3,022
BNK Financial Group	1,120		8,994
CJ	383		48,174
CJ CheilJedang	61		18,460
CJ ENM	15		3,108
CJ Logistics	12	[a]	1,623
Coway	333		27,969
Daelim Industrial	423		29,693
Daewoo Engineering & Construction	529	[a]	2,693
DB Insurance	669		38,605
DGB Financial Group	436		3,650
Dongsuh Cos.	40		913
Doosan Bobcat	405		12,071
Doosan Heavy Industries & Construction	742	[a]	10,020
E-MART	107		20,918
GS Engineering & Construction	571		23,171
GS Holdings	674		32,454
GS Retail	112		3,330
Hana Financial Group	1,686		67,835
Hankook Tire	367		14,607
Hanmi Pharm	2		760
Hanmi Science	1		62
Hanon Systems	469		4,493
Hanssem	10		862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
South Korea - 18.8% (continued)
Hanwha	3,866		111,340
Hanwha Aerospace	153	[a]	3,098
Hanwha Chemical	770		14,593
Hanwha Life Insurance	1,531		7,090
HDC Holdings	176		4,215
HDC Hyundai Development Co-
Engineering & Construction	245	[a]	12,593
Hotel Shilla	96		8,579
Hyosung	83		3,304
Hyosung Advanced Materials	27	[a]	4,103
Hyosung Chemical	19	[a]	2,862
Hyosung Heavy Industries	56	[a]	2,648
Hyosung TNC	26	[a]	5,171
Hyundai Construction Equipment	18	[a]	2,147
Hyundai Department Store	36		3,173
Hyundai Electric & Energy System	18	[a]	1,033
Hyundai Glovis	125		15,333
Hyundai Heavy Industries Holdings	31	[a]	9,311
Hyundai Marine & Fire Insurance	1,136		37,223
Hyundai Steel	524		25,201
Industrial Bank of Korea	893		12,497
ING Life Insurance Korea	343	[b]	12,953
Kangwon Land	267		6,210
KB Financial Group	2,039		97,959
KCC	39		11,827
Kia Motors	1,522		43,198
Korea Aerospace Industries	95	[a]	2,997
Korea Gas	642	[a]	33,526
Korea Investment Holdings	91		5,836
Korea Zinc	20		7,399
Korean Air Lines	1,156		30,231
KT	699		17,813
KT&G	398		39,323
Kumho Petrochemical	191		19,332
LG	647		43,691
LG Electronics	1,742		116,588
LG Household & Health Care	17		18,402
Lotte	22	[a]	1,036
Lotte Chemical	88		28,340
Lotte Confectionery Co.	3		424
Lotte Shopping	65		11,986
Mirae Asset Daewoo	2,297		16,769
NH Investment & Securities	1,273		14,855
OCI	117		10,370

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
South Korea - 18.8% (continued)
Ottogi	3		2,372
POSCO	908		267,399
Posco Daewoo	1,192		20,457
S-1	48		3,719
Samsung C&T	330		36,513
Samsung Card	66		2,091
Samsung Electro-Mechanics	238		32,804
Samsung Electronics	35,582		1,476,165
Samsung Fire & Marine Insurance	209		51,013
Samsung SDS	85		15,948
Samsung Securities	343		9,994
Shinhan Financial Group	1,284		50,170
Shinsegae	44		13,062
SK Holdings	683		161,117
SK Hynix	3,179		245,215
SK Innovation	385		68,411
SK Networks	2,504		10,542
SK Telecom	227		50,755
Woori Bank	2,438		36,923
Yuhan	15		2,997
			3,826,024
Taiwan - 10.7%
Acer	17,000	[a]	13,946
Advantech	1,099		7,278
Asia Cement	16,000		21,382
Asustek Computer	6,000		51,735
AU Optronics	129,000		55,785
Catcher Technology	2,000		24,687
Cathay Financial Holding	36,000		62,106
Chailease Holding	2,081		6,816
Chang Hwa Commercial Bank	8,180		4,842
Cheng Shin Rubber Industry	5,000		7,732
Chicony Electronics	3,055		6,929
China Airlines	15,000	[a]	4,849
China Development Financial Holding	69,000		25,286
China Life Insurance	22,314		23,638
China Steel	92,000		75,181
Chunghwa Telecom	23,000		79,704
Compal Electronics	80,000		49,753
CTBC Financial Holding	58,786		39,913
E.Sun Financial Holding	8,066		5,632
EVA Airways	11,330		5,593
Evergreen Marine	6,000	[a]	2,717
Far Eastern New Century	45,000		48,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 86.3% (continued)
Taiwan - 10.7% (continued)
Far EasTone Telecommunications	9,000		21,360
Feng TAY Enterprise	1,120		6,457
First Financial Holding	11,004		7,570
Formosa Chemicals & Fibre	20,000		78,899
Formosa Petrochemical	5,000		19,733
Formosa Plastics	18,000		66,267
Formosa Taffeta	3,000		3,182
Foxconn Technology	3,060		7,608
Fubon Financial Holding	40,000		66,380
Giant Manufacturing	1,000		4,285
Highwealth Construction	6,100		9,431
Hon Hai Precision Industry	4,755		13,066
Hotai Motor	1,000		8,703
HTC	6,000	[a]	10,586
Hua Nan Financial Holdings	9,066		5,437
Innolux	134,000		50,445
Inventec	45,000		36,002
MediaTek	4,000		33,260
Mega Financial Holding	27,000		24,027
Micro-Star International	5,000		17,204
Nan Ya Plastics	27,000		74,977
Nanya Technology	1,000		2,581
Novatek Microelectronics	3,000		14,527
Pegatron	13,000		28,965
Phison Electronics	1,000		8,313
Pou Chen	26,000		28,610
Powertech Technology	4,000		11,320
President Chain Store	3,000		33,007
Realtek Semiconductor	2,000		8,072
Ruentex Industries	1,000		1,918
Shin Kong Financial Holding	63,000	[a]	23,925
Standard Foods	1,154		2,235
Synnex Technology International	33,600		48,053
Taishin Financial Holding	18,346		8,997
Taiwan Business Bank	5,565		1,838
Taiwan Cement	28,600		36,792
Taiwan Cooperative Financial Holding	6,468		3,953
Taiwan Mobile	9,000		31,004
Taiwan Semiconductor Manufacturing	55,000		439,131
Teco Electric & Machinery	8,000		5,850
Transcend Information	1,000		2,534
Uni-President Enterprises	42,360		112,062
Vanguard International Semiconductor	4,000		10,221
Wistron	72,880		56,384

Description	Shares	Value ($)
Common Stocks - 86.3% (continued)
Taiwan - 10.7% (continued)
WPG Holdings	39,000	54,154
Yuanta Financial Holding	48,000	22,143
Yulon Motor	5,000	3,460
		2,188,457
Thailand - 2.7%
Advanced Info Service	9,300	56,440
Airports of Thailand	5,000	9,965
Bangkok Dusit Medical Services, Cl. F	2,700	2,157
Bangkok Expressway & Metro	3,700	930
Banpu	6,500	4,127
BEC World	4,000	1,167
Berli Jucker	1,200	2,056
Bumrungrad Hospital	400	2,182
Central Pattana	1,100	2,507
CP ALL	20,600	46,470
Delta Electronics Thai	1,100	2,308
Electricity Generating	300	2,083
Glow Energy	2,400	6,746
Home Product Center	7,400	3,270
Indorama Ventures	27,000	48,381
IRPC	34,400	6,661
KCE Electronics	800	993
Krung Thai Bank	6,900	3,943
Minor International	2,100	2,401
PTT	101,900	156,947
PTT Exploration & Production	11,700	48,716
PTT Global Chemical	22,800	56,205
Robinson	1,000	1,902
Siam Cement	2,450	33,050
Siam Commercial Bank	3,600	15,147
Thai Oil	14,600	35,237
TMB Bank	23,200	1,606
True	9,900	1,862
		555,459
Turkey - 1.3%
Akbank	16,289	24,020
Arcelik	1,727	4,438
BIM Birlesik Magazalar	1,439	20,721
Cola-Cola Icecek	276	1,663
Emlak Konut Gayrimenkul Yatirim
Ortakligi	3,413	1,224
Enka Insaat ve Sanayi	1	1
Eregli Demir ve Celik Fabrikalari	9,574	21,539
Ford Otomotiv Sanayi	325	3,893

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 86.3% (continued)
Turkey - 1.3% (continued)
Haci Omer Sabanci Holding		16,118		27,871
KOC Holding		6,571		18,564
Petkim Petrokimya Holding		3,149		2,850
TAV Havalimananlari Holding		1,077		6,350
Tofas Turk Otomobil Fabrikasi		834		3,904
Tupras Turkiye Petrol Rafinerileri		1,314		28,764
Turk Hava Yollari		5,850	[a]	20,640
Turk Telekomunikasyon		2,544	[a]	2,489
Turkcell Iletisim Hizmetleri		13,571		35,580
Turkiye Garanti Bankasi		14,511		21,066
Turkiye Halk Bankasi		2,736		3,873
Turkiye Is Bankasi, Cl. C		8,314		8,616
Turkiye Sise ve Cam Fabrikalari		3,686		3,750
Turkiye Vakiflar Bankasi, Cl. D		3,408		2,865
Ulker Biskuvi Sanayi		335	[a]	1,192
Yapi ve Kredi Bankasi		3,046	[a]	1,318
				267,191
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank		14,562		28,080
Aldar Properties		9,256		5,120
DP World		537		12,430
Dubai Islamic Bank		1,543		2,123
Emaar Development		19,529		27,140
Emaar Malls		8,075		4,487
Emaar Properties		22,979		33,060
Emirates Telecommunications Group		15,529		73,123
First Abu Dhabi Bank		4,921		18,227
				203,790
United Kingdom - .1%
Mondi		769		21,134
Total Common Stocks (cost $14,771,450)				17,585,006
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 4.8%
Brazil - 2.9%
Braskem, Cl. A	5.67	2,400		34,984
Centrais Eletricas Brasileiras, Cl. B		1,100	[a]	5,650
Cia Brasileira de Distribuicao	1.19	1,200		26,585
Cia Energetica de Minas Gerais	6.53	13,000		28,506
Cia Paranaense de Energia, Cl. B	5.47	1,200		6,554
Gerdau	1.76	5,700		25,331
Itau Unibanco Holding	7.86	11,200		134,282
Itausa - Investimentos Itau	10.71	23,860		66,241

	Preferred
	Dividend
Description	Yield (%)	Shares	Value ($)
Preferred Stocks - 4.8% (continued)
Brazil - 2.9% (continued)
Petroleo Brasileiro	0.56	47,900	251,669
Telefonica Brasil	6.72	1,000	10,940
			590,742
Chile - .1%
Embotelladora Andina, Cl. B	3.44	705	2,885
Sociedad Quimica y Minera de Chile, Cl.
B	4.25	296	14,250
			17,135
Colombia - .1%
Bancolombia	2.95	400	4,594
Grupo Aval Acciones y Valores	4.52	9,634	3,816
Grupo de Inversiones Suramericana	1.46	254	3,056
			11,466
Russia - .8%
Surgutneftegas	3.87	247,100	136,630
Transneft	7.44	10	26,020
			162,650
South Korea - .9%
Amorepacific	0.94	26	3,331
LG Chem	3.06	19	3,682
LG Household & Health Care	1.37	9	5,359
Samsung Electronics	3.37	5,150	176,745
			189,117
Total Preferred Stocks (cost $782,683)			971,110

Exchange-Traded Funds - 6.7%
United States - 6.7%
iShares MSCI Emerging Markets ETF		6,000	269,160
iShares MSCI India ETF		28,891	1,029,386
KraneShares Bosera MSCI China A ETF		2,400	71,208
Total Exchange-Traded Funds (cost $1,183,466)			1,369,754
		Number of
		Rights
Rights - .0%
United Arab Emirates - .0%
Dubai Islamic Bank
(cost $261)		514	236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $57,080)	1.89	57,080 [d]	57,080
Total Investments (cost $16,794,940)		98.1%	19,983,186
Cash and Receivables (Net)		1.9%	386,078
Net Assets		100.0%	20,369,264

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange
REIT—Real Estate Investment Trust
RTS—Russian Trading System

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $105,439 or .52% of net assets.

[c]	The fund held Level 3 securities at July 31, 2018, these securities were valued at $602 or .0% of net assets.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks	341,085	17,243,319 †	602	17,585,006
Equity Securities – Foreign
Preferred Stocks	-	971,110 †	-	971,110
Exchange-Traded Funds	1,369,754	-	-	1,369,754
Registered Investment Company	57,080	-	-	57,080
Rights	-	236 †	-	236

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $3,188,246, consisting of $3,721,403 gross unrealized appreciation and $533,157 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)